Organization and Principal Activities - VIE Arrangements (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Total current liabilities	¥ 1,353,894	$ 212,455	¥ 1,572,317
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Total current liabilities	1,208,589	189,655	1,068,633
Amounts due from subsidiaries	706,646	110,888	684,257
Due to Subsidiaries | Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Total current liabilities	¥ 1,024,511	$ 160,768	¥ 927,892